Commitments and contingent obligations	6 Months Ended
Jun. 30, 2012
Commitments and contingent obligations
15.	Commitments and contingent obligations:

(a)	As at June 30, 2012, based on the contractual delivery dates, the Company has outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction, as follows:

Remainder of 2012	$—
2013	60,440
2014	209,440

$269,880

(b)	As at June 30, 2012, based on 100% utilization, the minimum future revenues to be received on committed time charter party agreements currently in effect and assuming no renewals or extensions are approximately:

Remainder of 2012	$335,795
2013	652,237
2014	673,005
2015	673,282
2016	627,546
Thereafter	3,097,285

$6,059,150

(c)	As of June 30, 2012, the commitment under the operating lease for its office space for the next five years is as follows:

Remainder of 2012	$647
2013	1,349
2014	1,486
2015	1,494
2016	1,516
Thereafter	3,152

$9,644

(d)	As of June 30, 2012, the Company has an operating lease for a vessel. The commitment under the vessel operating lease for the next five years is as follows:

Remainder of 2012	$2,688
2013	5,395
2014	5,417
2015	5,441
2016	5,465
Thereafter	28,077

$52,483